Guarantee Liabilities - Summary of Movement of Guarantee Liabilities (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Guarantees [Abstract]
Balance at beginning of the year	¥ 46,981,325	$ 6,833,150	¥ 6,207,812
Fair value of guarantee liabilities upon the inception of new loans	526,265,099	76,542,084	119,683,496
Performed guarantee	(387,234,512)	(56,320,924)	(124,798,134)
Change in fair value of guarantee liabilities	116,592,666	16,957,700	45,888,151
Balance at end of the year	¥ 302,604,578	$ 44,012,010	¥ 46,981,325